Equipment On Operating Leases	12 Months Ended
Dec. 31, 2011
Equipment On Operating Leases [Abstract]
Equipment On Operating Leases

Note 7: Equipment on Operating Leases

A summary of equipment on operating leases as of December 31, 2011, and 2010 is as follows:

	2011	2010
	(in millions)
Equipment on operating leases	$854	$819
Accumulated depreciation	(188)	(197)

Net equipment on operating leases	$666	$622

Depreciation expense totaled $114 million, $120 million, and $122 million for the years ended December 31, 2011, 2010, and 2009, respectively, and is included in "Other, net" in the accompanying consolidated statements of operations.

Lease payments owed to CNH for equipment under non-cancelable operating leases as of December 31, 2011, are as follows:

Amount
(in millions)
2012	$96
2013	60
2014	26
2015	10
2016	4

Total	$196